CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2018
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

2017
RUB
1.125% Convertible Senior Notes due December 2018	18,507
Unamortized debt discount	(644)
Unamortized debt issuance cost	(29)
Total convertible debt	17,834